Related Party Transactions (Details)	9 Months Ended
Sep. 30, 2017
Daniel Shih [Member]
Related Party Transaction [Line Items]
Relationships with the company	Founder/promoter and shareholder; Aircom's CEO and Director between February 13, 2017 and April 26, 2017; Aircom's CFO between February 13, 2017 and May 5, 2017
Bummy Wu [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder
Giretsu Shih [Member]
Related Party Transaction [Line Items]
Relationships with the company	President of Aircom Japan
dMobile System Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	Daniel is the Chairman
Klingon Aerospace, Inc. [Member]
Related Party Transaction [Line Items]
Relationships with the company	Daniel was the Chairman from February 2015 to February 2016
Law Office of Jan Yung Lin [Member]
Related Party Transaction [Line Items]
Relationships with the company	100% owned by Jan
Priceplay.com, Inc. [Member]
Related Party Transaction [Line Items]
Relationships with the company	Daniel is the Chairman
Priceplay Taiwan Inc. [Member]
Related Party Transaction [Line Items]
Relationships with the company	Parent of PPUS
Wealth Wide Int'l Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	Bummy Wu is the Chairman